Leases (Details Narrative) (Allied Integral United Inc) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 20, 2020	Mar. 31, 2021	Dec. 31, 2020	Apr. 03, 2021	Dec. 31, 2019
Lease right-of-use assets					$ 152,000
Lease liabilities					152,000
Allied Integral United Inc [Member]
Lease right-of-use assets		$ 36,233,592	36,452,438		$ 37,750,615
Lease liabilities		$ 944,038	$ 37,750,615
Operating lease term		15 years	15 years
Lease renewal options term		5 years	5 years
Amount paid to plaintiff	$ 2,801,365
Litigation settlement, expense		$ 190,043	$ 190,043
Litigation expense for attorney fees		$ 248,074	$ 248,074
Weighted-average remaining lease terms		14 years 9 months 18 days	15 years 1 month 6 days
Weighted-average remaining lease discount rate		8.25%	8.25%